Schedule of accounts receivable, net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Credit Loss [Abstract]
Account Receivables	$ 102,696	$ 243,957
Less: Allowance for expected credit loss	(11,007)	(134,958)	$ (121,778)
Total accounts receivable	$ 91,689	$ 108,999